Equity Incentive Plan - Vested Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of vested shares
Number of vested shares
Balance at beginning of year	6,092,871	3,056,823	885,650
Granted and vested		2,005,000	2,002,000
Non vested shares granted in prior years and vested in year	2,505,150	1,031,048	169,173
Balance at end of year	8,598,021	6,092,871	3,056,823
Weighted average grant date fair value per vested shares
Weighted average grant date fair value per vested shares
Balance at beginning of year	17.23	28.71	74.59
Granted and vested		5.50	6.05
Non vested shares granted in prior years and vested in current year	5.83	6.03	56.73
Balance at end of year	13.91	17.23	28.71